Share capital (Details) - Equity Option [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,428,000
Cancelled | shares	(458,000)
Expired | shares	(20,000)
Number of outstanding balance, Ending | shares	5,950,000
Options exercisable | shares	5,908,333
Weighted average exercise price, Beginning | $ / shares	$ 1.81
Weighted average exercise price, Expired | $ / shares	3.43
Weighted average exercise price, Cancelled | $ / shares	2.02
Weighted average exercise price, Ending | $ / shares	1.79
Weighted average exercise price, Options exercisable | $ / shares	$ 1.78
Weighted average remaining contractual life (in years), Beginning	3 years 10 months 9 days
Weighted average remaining contractual life (in years), Ending	3 years
Weighted average remaining contractual life options exercisable (in years)	2 years 11 months 19 days